VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
($ reported in thousands)
	Par Value	Value
Asset-Backed Securities—0.7%
Collateralized Loan Obligations—0.7%
Mountain View CLO XVI Ltd. 2022-1A, ER (3 month Term SOFR + 7.330%, Cap N/A, Floor 7.330%) 144A 12.631%, 4/15/34(1)(2)	$ 2,000	$ 2,009
Mountain View CLO XVIII Ltd. 2024-1A, D1 (3 month Term SOFR + 3.650%, Cap N/A, Floor 3.650%) 144A 8.187%, 10/16/37(1)(2)	1,000	1,000
		3,009

Total Asset-Backed Securities (Identified Cost $2,977)		3,009

Convertible Bonds and Notes—1.0%
Communication Services—1.0%
Cable One, Inc.
0.000, 3/15/26(3)	524	479
1.125%, 3/15/28	4,125	3,319
Liberty Interactive LLC 4.000%, 11/15/29	1,250	444
		4,242

Total Convertible Bonds and Notes (Identified Cost $4,773)		4,242

Corporate Bonds and Notes—90.1%
Communication Services—7.5%
Altice France S.A. 144A 8.125%, 2/1/27(1)	1,990	1,627
ANGI Group LLC 144A 3.875%, 8/15/28(1)	1,134	1,040
Cable One, Inc. 144A 4.000%, 11/15/30(1)(4)	7,274	5,798
CCO Holdings LLC 144A 4.750%, 3/1/30(1)	1,085	998
CSC Holdings LLC 144A 11.250%, 5/15/28(1)	2,635	2,544
Frontier Communications Holdings LLC 144A 5.875%, 10/15/27(1)	1,964	1,972
Gray Television, Inc. 144A 10.500%, 7/15/29(1)	1,215	1,269
Iliad Holding SASU
144A 6.500%, 10/15/26(1)	1,965	1,987
144A 8.500%, 4/15/31(1)	1,925	2,071
LCPR Senior Secured Financing DAC 144A 6.750%, 10/15/27(1)	2,163	1,979
Live Nation Entertainment, Inc. 144A 5.625%, 3/15/26(1)	460	459
Sinclair Television Group, Inc. 144A 4.125%, 12/1/30(1)	1,380	1,076
Sirius XM Radio, Inc.
144A 4.000%, 7/15/28(1)	2,875	2,712
144A 5.500%, 7/1/29(1)	410	401
Time Warner Cable LLC 5.875%, 11/15/40	1,150	1,043
Virgin Media Secured Finance plc 144A 5.500%, 5/15/29(1)	1,450	1,391
	Par Value	Value

Communication Services—continued
Warnermedia Holdings, Inc. 4.279%, 3/15/32	$ 2,380	$ 2,114
ZipRecruiter, Inc. 144A 5.000%, 1/15/30(1)	1,848	1,672
		32,153

Consumer Discretionary—15.0%
Academy Ltd. 144A 6.000%, 11/15/27(1)	1,420	1,423
Asbury Automotive Group, Inc.
4.750%, 3/1/30	422	404
144A 5.000%, 2/15/32(1)	2,233	2,117
Ashton Woods USA LLC 144A 6.625%, 1/15/28(1)	1,216	1,227
Bath & Body Works, Inc. 6.750%, 7/1/36	2,102	2,166
Caesars Entertainment, Inc. 144A 8.125%, 7/1/27(1)	3,163	3,228
Carnival Corp. 144A 10.500%, 6/1/30(1)	3,825	4,153
Carvana Co. PIK 144A 13.000%, 6/1/30(1)(5)	1,912	2,079
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	391	404
Clarios Global LP 144A 8.500%, 5/15/27(1)	335	336
Dream Finders Homes, Inc. 144A 8.250%, 8/15/28(1)	2,517	2,660
Fertitta Entertainment LLC 144A 6.750%, 1/15/30(1)	895	834
FirstCash, Inc.
144A 5.625%, 1/1/30(1)	2,070	2,051
144A 6.875%, 3/1/32(1)	3,917	4,031
Foot Locker, Inc. 144A 4.000%, 10/1/29(1)	1,856	1,614
Group 1 Automotive, Inc. 144A 6.375%, 1/15/30(1)	1,410	1,432
Hilton Grand Vacations Borrower Escrow LLC 144A 6.625%, 1/15/32(1)	995	1,007
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	1,548	1,543
LGI Homes, Inc. 144A 8.750%, 12/15/28(1)	867	928
Lithia Motors, Inc. 144A 4.375%, 1/15/31(1)	1,140	1,061
Macy’s Retail Holdings LLC
5.125%, 1/15/42	852	655
144A 6.125%, 3/15/32(1)	528	512
Marriott Ownership Resorts, Inc. 4.750%, 1/15/28	2,230	2,143
NCL Corp., Ltd.
144A 5.875%, 3/15/26(1)	1,000	1,000
144A 5.875%, 2/15/27(1)	3,676	3,689
New Home Co., Inc. (The) 144A 9.250%, 10/1/29(1)	2,305	2,429
Patrick Industries, Inc. 144A 7.500%, 10/15/27(1)	2,220	2,224
QVC, Inc.
4.450%, 2/15/25	1,042	1,035
5.450%, 8/15/34	4,288	2,770
144A 6.875%, 4/15/29(1)(4)	1,803	1,496
See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
SeaWorld Parks & Entertainment, Inc. 144A 5.250%, 8/15/29(1)	$ 345	$ 337
Station Casinos LLC
144A 4.500%, 2/15/28(1)	1,930	1,864
144A 4.625%, 12/1/31(1)	1,720	1,595
Travel + Leisure Co. 144A 6.625%, 7/31/26(1)	1,886	1,922
Upbound Group, Inc. 144A 6.375%, 2/15/29(1)	2,766	2,678
VOC Escrow Ltd. 144A 5.000%, 2/15/28(1)	1,993	1,969
Wayfair LLC 144A 7.250%, 10/31/29(1)	77	79
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	1,225	1,226
		64,321

Consumer Staples—3.3%
Kronos Acquisition Holdings, Inc.
144A 8.250%, 6/30/31(1)	985	989
144A 10.750%, 6/30/32(1)	990	935
Simmons Foods, Inc. 144A 4.625%, 3/1/29(1)	1,830	1,736
Turning Point Brands, Inc. 144A 5.625%, 2/15/26(1)	3,655	3,644
Vector Group Ltd. 144A 5.750%, 2/1/29(1)	4,862	4,927
Walgreens Boots Alliance, Inc.
8.125%, 8/15/29(4)	1,359	1,356
4.500%, 11/18/34(4)	540	419
		14,006

Energy—13.3%
Ascent Resources Utica Holdings LLC
144A 7.000%, 11/1/26(1)	3,071	3,074
144A 9.000%, 11/1/27(1)	329	393
144A 8.250%, 12/31/28(1)	935	958
California Resources Corp. 144A 8.250%, 6/15/29(1)	1,908	1,944
CITGO Petroleum Corp.
144A 7.000%, 6/15/25(1)	963	962
144A 6.375%, 6/15/26(1)	255	255
Civitas Resources, Inc.
144A 8.375%, 7/1/28(1)	2,712	2,819
144A 8.750%, 7/1/31(1)	1,616	1,711
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(1)	1,050	1,079
Crescent Energy Finance LLC 144A 7.375%, 1/15/33(1)	944	929
Energy Transfer LP 7.125%, 10/1/54	1,785	1,825
Global Partners LP 144A 8.250%, 1/15/32(1)	900	934
Gulfport Energy Corp. 144A 6.750%, 9/1/29(1)	755	764
Magnolia Oil & Gas Operating LLC 144A 6.000%, 8/1/26(1)	7,416	7,381
Nabors Industries, Inc.
144A 7.375%, 5/15/27(1)	1,605	1,609
144A 9.125%, 1/31/30(1)	764	788
	Par Value	Value

Energy—continued
New Fortress Energy, Inc.
144A 6.750%, 9/15/25(1)	$ 2,318	$ 2,220
144A 6.500%, 9/30/26(1)(4)	1,301	1,093
Noble Finance II LLC 144A 8.000%, 4/15/30(1)	1,987	2,050
PBF Holding Co. LLC 6.000%, 2/15/28	1,960	1,935
Precision Drilling Corp. 144A 6.875%, 1/15/29(1)	1,014	1,012
Rockies Express Pipeline LLC
144A 3.600%, 5/15/25(1)	1,657	1,629
144A 4.950%, 7/15/29(1)	662	633
144A 7.500%, 7/15/38(1)	2,142	2,231
SM Energy Co. 6.625%, 1/15/27	984	986
Tallgrass Energy Partners LP
144A 7.500%, 10/1/25(1)	1,205	1,205
144A 7.375%, 2/15/29(1)	992	1,003
Talos Production, Inc.
144A 9.000%, 2/1/29(1)	544	560
144A 9.375%, 2/1/31(1)	1,450	1,491
Transocean Aquila Ltd. 144A 8.000%, 9/30/28(1)	1,730	1,770
Transocean Titan Financing Ltd. 144A 8.375%, 2/1/28(1)	2,065	2,127
Transocean, Inc. 144A 8.750%, 2/15/30(1)	938	977
Valaris Ltd. 144A 8.375%, 4/30/30(1)	2,404	2,476
Vallourec SACA 144A 7.500%, 4/15/32(1)	240	255
Venture Global LNG, Inc.
144A 9.000%(1)(6)	233	236
144A 9.500%, 2/1/29(1)	1,853	2,087
144A 7.000%, 1/15/30(1)	442	452
Vital Energy, Inc. 144A 7.750%, 7/31/29(1)	946	941
Welltec International ApS 144A 8.250%, 10/15/26(1)(4)	220	225
		57,019

Financials—22.7%
Alliant Holdings Intermediate LLC 144A 6.750%, 10/15/27(1)	1,000	996
American Airlines, Inc.
144A 5.500%, 4/20/26(1)	2,876	2,868
144A 5.750%, 4/20/29(1)	2,588	2,584
American Axle & Manufacturing, Inc. 6.875%, 7/1/28	985	983
Aretec Group, Inc. 144A 10.000%, 8/15/30(1)	1,765	1,878
Arsenal AIC Parent LLC 144A 8.000%, 10/1/30(1)	932	1,000
AthenaHealth Group, Inc. 144A 6.500%, 2/15/30(1)	825	792
Baldwin Insurance Group Holdings LLC 144A 7.125%, 5/15/31(1)	3,918	4,123
Bread Financial Holdings, Inc. 144A 9.750%, 3/15/29(1)	1,438	1,520
Camelot Return Merger Sub, Inc. 144A 8.750%, 8/1/28(1)	1,390	1,407

See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
CCO Holdings LLC 144A 7.375%, 3/1/31(1)(4)	$ 3,941	$ 4,035
Charter Communications Operating LLC 6.484%, 10/23/45	4,352	4,198
Consolidated Energy Finance S.A. 144A 12.000%, 2/15/31(1)	880	885
Enact Holdings, Inc. 6.250%, 5/28/29	4,117	4,274
Encore Capital Group, Inc. 144A 9.250%, 4/1/29(1)	2,465	2,652
Enova International, Inc. 144A 9.125%, 8/1/29(1)	969	994
Freedom Mortgage Corp.
144A 7.625%, 5/1/26(1)	1,553	1,567
144A 12.000%, 10/1/28(1)	1,411	1,541
Freedom Mortgage Holdings LLC 144A 9.250%, 2/1/29(1)	1,389	1,444
GGAM Finance Ltd. 144A 8.000%, 2/15/27(1)	1,856	1,940
Hightower Holding LLC 144A 6.750%, 4/15/29(1)	1,749	1,677
Hilcorp Energy I LP 144A 8.375%, 11/1/33(1)	4,656	5,020
Howden UK Refinance plc 144A 8.125%, 2/15/32(1)	2,925	3,007
INEOS Finance plc 144A 6.750%, 5/15/28(1)	4,005	4,045
LCPR Senior Secured Financing DAC 144A 5.125%, 7/15/29(1)(4)	1,325	1,074
LSF11 A5 HoldCo. LLC 144A 6.625%, 10/15/29(1)	1,723	1,676
Macquarie Airfinance Holdings Ltd.
144A 8.375%, 5/1/28(1)	1,006	1,058
144A 8.125%, 3/30/29(1)	1,010	1,070
Nationstar Mortgage Holdings, Inc.
144A 6.000%, 1/15/27(1)	991	991
144A 6.500%, 8/1/29(1)	882	897
144A 5.750%, 11/15/31(1)	1,677	1,643
144A 7.125%, 2/1/32(1)	511	534
OneMain Finance Corp. 9.000%, 1/15/29	2,717	2,879
PennyMac Financial Services, Inc.
144A 5.375%, 10/15/25(1)	1,480	1,477
144A 7.875%, 12/15/29(1)	1,175	1,253
PRA Group, Inc.
144A 5.000%, 10/1/29(1)	1,155	1,063
144A 8.875%, 1/31/30(1)	995	1,036
Prairie Acquiror LP 144A 9.000%, 8/1/29(1)	1,475	1,523
Sable International Finance Ltd. 144A 7.125%, 10/15/32(1)	240	240
Seadrill Finance Ltd. 144A 8.375%, 8/1/30(1)	1,085	1,133
Teva Pharmaceutical Finance Netherlands III B.V. 6.750%, 3/1/28	840	873
United Wholesale Mortgage LLC
144A 5.500%, 11/15/25(1)	1,997	1,993
144A 5.500%, 4/15/29(1)	5,127	4,994
VFH Parent LLC 144A 7.500%, 6/15/31(1)	1,760	1,846
Viking Cruises Ltd.
144A 6.250%, 5/15/25(1)	3,373	3,368
	Par Value	Value

Financials—continued
144A 9.125%, 7/15/31(1)	$ 1,907	$ 2,085
Vistra Operations Co. LLC 144A 7.750%, 10/15/31(1)	2,122	2,284
Vmed O2 UK Financing I plc
144A 4.750%, 7/15/31(1)	1,580	1,406
144A 7.750%, 4/15/32(1)	1,195	1,227
Weatherford International Ltd. 144A 8.625%, 4/30/30(1)	2,026	2,111
		97,164

Health Care—3.1%
DaVita, Inc. 144A 6.875%, 9/1/32(1)	1,975	2,040
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	995	759
LifePoint Health, Inc. 144A 11.000%, 10/15/30(1)	879	992
Organon & Co. 144A 6.750%, 5/15/34(1)	2,015	2,081
Perrigo Finance Unlimited Co. 3.900%, 12/15/24	1,869	1,862
Star Parent, Inc. 144A 9.000%, 10/1/30(1)	2,720	2,920
Tenet Healthcare Corp.
6.125%, 10/1/28	1,675	1,688
6.125%, 6/15/30	1,043	1,060
		13,402

Industrials—11.5%
Allegiant Travel Co. 144A 7.250%, 8/15/27(1)	1,993	1,976
Amentum Escrow Corp. 144A 7.250%, 8/1/32(1)	3,978	4,152
Arcosa, Inc. 144A 6.875%, 8/15/32(1)	590	617
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	2,074	1,988
Brundage-Bone Concrete Pumping Holdings, Inc. 144A 6.000%, 2/1/26(1)	2,729	2,718
Builders FirstSource, Inc. 144A 4.250%, 2/1/32(1)	1,145	1,058
Cimpress plc 144A 7.375%, 9/15/32(1)	1,060	1,069
Concentrix Corp. 6.850%, 8/2/33(4)	3,995	4,138
Fortress Transportation & Infrastructure Investors LLC
144A 7.875%, 12/1/30(1)	1,853	1,996
144A 7.000%, 5/1/31(1)	315	332
Foundation Building Materials, Inc. 144A 6.000%, 3/1/29(1)	797	702
Griffon Corp. 5.750%, 3/1/28	140	138
Manitowoc Co., Inc. (The) 144A 9.250%, 10/1/31(1)	1,540	1,578
Masterbrand, Inc. 144A 7.000%, 7/15/32(1)	1,465	1,535
Mileage Plus Holdings LLC 144A 6.500%, 6/20/27(1)	792	802

See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Industrials—continued
Pike Corp. 144A 8.625%, 1/31/31(1)	$ 955	$ 1,021
Rand Parent LLC 144A 8.500%, 2/15/30(1)	963	982
Regal Rexnord Corp. 6.050%, 2/15/26	5,040	5,118
Spirit AeroSystems, Inc.
144A 9.375%, 11/30/29(1)	916	994
144A 9.750%, 11/15/30(1)	1,279	1,426
Summit Materials LLC 144A 6.500%, 3/15/27(1)	935	936
Terex Corp. 144A 5.000%, 5/15/29(1)	1,120	1,093
TMS International Corp. 144A 6.250%, 4/15/29(1)	2,529	2,408
Uber Technologies, Inc.
144A 8.000%, 11/1/26(1)	1,630	1,633
144A 7.500%, 9/15/27(1)	4,608	4,696
Velocity Vehicle Group LLC 144A 8.000%, 6/1/29(1)	2,441	2,542
XPO, Inc. 144A 6.250%, 6/1/28(1)	1,575	1,611
		49,259

Information Technology—3.3%
Acrisure LLC
144A 8.500%, 6/15/29(1)	475	496
144A 7.500%, 11/6/30(1)	750	772
Boost Newco Borrower LLC 144A 7.500%, 1/15/31(1)	1,840	1,974
Cloud Software Group, Inc.
144A 6.500%, 3/31/29(1)	3,069	3,054
144A 9.000%, 9/30/29(1)	1,940	1,974
Sabre GLBL, Inc.
144A 8.625%, 6/1/27(1)	1,179	1,160
144A 11.250%, 12/15/27(1)(4)	2,340	2,428
Seagate HDD Cayman 8.250%, 12/15/29	1,400	1,520
Shift4 Payments LLC 144A 6.750%, 8/15/32(1)	293	306
WESCO Distribution, Inc. 144A 7.250%, 6/15/28(1)	345	353
		14,037

Materials—6.3%
Alcoa Nederland Holding B.V. 144A 7.125%, 3/15/31(1)	825	880
Allegheny Ludlum LLC 6.950%, 12/15/25	956	974
Cleveland-Cliffs, Inc. 144A 7.000%, 3/15/32(1)	1,472	1,488
First Quantum Minerals Ltd.
144A 6.875%, 10/15/27(1)	990	974
144A 9.375%, 3/1/29(1)	2,735	2,899
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	390	386
Hecla Mining Co. 7.250%, 2/15/28	620	632
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)	883	944
	Par Value	Value

Materials—continued
Knife River Corp. 144A 7.750%, 5/1/31(1)	$ 2,390	$ 2,541
Mativ Holdings, Inc.
144A 6.875%, 10/1/26(1)	3,015	3,014
144A 8.000%, 10/1/29(1)	833	850
Mineral Resources Ltd.
144A 8.125%, 5/1/27(1)	1,947	1,966
144A 9.250%, 10/1/28(1)	1,313	1,398
Owens-Brockway Glass Container, Inc. 144A 6.625%, 5/13/27(1)	310	311
Smyrna Ready Mix Concrete LLC
144A 6.000%, 11/1/28(1)	879	882
144A 8.875%, 11/15/31(1)	2,220	2,395
Standard Industries, Inc. 144A 4.375%, 7/15/30(1)	1,135	1,074
Warrior Met Coal, Inc. 144A 7.875%, 12/1/28(1)	1,913	1,979
Windsor Holdings III LLC 144A 8.500%, 6/15/30(1)	1,507	1,612
		27,199

Real Estate—2.1%
Brookfield Property REIT, Inc. 144A 5.750%, 5/15/26(1)	3,500	3,485
Howard Hughes Corp. (The) 144A 5.375%, 8/1/28(1)	3,970	3,912
Necessity Retail REIT, Inc. (The) 144A 4.500%, 9/30/28(1)	1,615	1,516
		8,913

Utilities—2.0%
Alpha Generation LLC 144A 6.750%, 10/15/32(1)	209	212
AmeriGas Partners LP 144A 9.375%, 6/1/28(1)	696	731
FirstEnergy Corp. 2.050%, 3/1/25	328	323
Gates Corp. 144A 6.875%, 7/1/29(1)	190	197
Lightning Power LLC 144A 7.250%, 8/15/32(1)	2,715	2,855
Venture Global Calcasieu Pass LLC 144A 6.250%, 1/15/30(1)	1,992	2,088
Vistra Corp. 144A 8.000% (1)(6)	2,044	2,141
		8,547

Total Corporate Bonds and Notes (Identified Cost $379,099)		386,020

Leveraged Loans—1.9%
Financial—0.2%
Asurion LLC Tranche B-12 (1 month Term SOFR + 4.250%) 9.095%, 9/19/30(2)	987	969

See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Financials—0.5%
Asurion LLC Tranche B-4 (1 month Term SOFR + 5.364%) 10.210%, 1/20/29(2)	$ 1,125	$ 1,038
Broadstreet Partners, Inc. 2024, Tranche B (1 month Term SOFR + 3.250%) 8.095%, 6/13/31(2)	985	980
		2,018

Forest Prod / Containers—0.3%
Domtar Corp. (1 month Term SOFR + 5.614%) 10.460%, 11/30/28(2)	1,257	1,198
Information Technology—0.7%
NCR Atleos LLC Tranche B (3 month Term SOFR + 4.850%) 10.102%, 3/27/29(2)	993	1,001
Sabre GLBL, Inc. 2022, Tranche B-2 (1 month Term SOFR + 5.100%) 9.945%, 6/30/28(2)	2,091	1,982
		2,983

Media / Telecom - Cable/Wireless Video—0.2%
DIRECTV Financing LLC 2024, Tranche B (1 month Term SOFR + 5.364%) 10.210%, 8/2/29(2)	902	886
Total Leveraged Loans (Identified Cost $8,014)		8,054

	Shares
Preferred Stock—0.1%
Communication Services—0.1%
LiveStyle, Inc. Series B(7)(8)(9)	3,156	316
Total Preferred Stock (Identified Cost $310)		316

Common Stocks—0.0%
Communication Services—0.0%
LiveStyle, Inc. (7)(8)(9)	67,983	—
Energy—0.0%
SandRidge Energy, Inc.	159	2
Financials—0.0%
Erickson, Inc.(7)(8)	2,675	—
Total Common Stocks (Identified Cost $1,492)		2

	Shares	Value

Affiliated Exchange-Traded Fund—1.2%
Financials—1.2%
Virtus Seix Senior Loan ETF(4)(10)(11)	210,382	$ 5,007
Total Affiliated Exchange-Traded Fund (Identified Cost $5,061)		5,007

Total Long-Term Investments—95.0% (Identified Cost $401,726)		406,650

Short-Term Investment—0.3%
Money Market Mutual Fund—0.3%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 4.863%)(11)	1,519,902	1,520
Total Short-Term Investment (Identified Cost $1,520)		1,520

Securities Lending Collateral—4.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.803%)(11)(12)	17,058,219	17,058
Total Securities Lending Collateral (Identified Cost $17,058)		17,058

TOTAL INVESTMENTS—99.3% (Identified Cost $420,304)		$425,228
Other assets and liabilities, net—0.7%		2,945
NET ASSETS—100.0%		$428,173

Abbreviations:
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities amounted to a value of $339,518 or 79.3% of net assets.
(2)	Variable rate security. Rate disclosed is as of September 30, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(4)	All or a portion of security is on loan.
(5)	100% of the income received was in cash.
(6)	No contractual maturity date.

See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
(7)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(8)	Non-income producing.
(9)	All or a portion of the security is restricted.
(10)	Affiliated investment.
(11)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(12)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	83%
Bermuda	4
United Kingdom	3
Cayman Islands	3
Ireland	2
France	1
Canada	1
Other	3
Total	100%
† % of total investments as of September 30, 2024.
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$3,009	$—	$3,009	$—
Convertible Bonds and Notes	4,242	—	4,242	—
Corporate Bonds and Notes	386,020	—	386,020	—
Leveraged Loans	8,054	—	8,054	—
Equity Securities:
Preferred Stock	316	—	—	316
Common Stocks	2	2	—	—(1)
Affiliated Exchange-Traded Fund	5,007	5,007	—	—
Money Market Mutual Fund	1,520	1,520	—	—
Securities Lending Collateral	17,058	17,058	—	—
Total Investments	$425,228	$23,587	$401,325	$316

(1)	Includes internally fair valued securities currently priced at zero ($0).
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended September 30, 2024.
See Notes to Schedule of Investments

VIRTUS Seix High Yield Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.